UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3275

Smith Barney Investment Funds Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: September 30

Date of reporting period: December 31, 2004

ITEM 1.	SCHEDULE OF INVESTMENTS

SMITH BARNEY INVESTMENT FUNDS INC.

SMITH BARNEY SMALL CAP GROWTH FUND

FORM N-Q

DECEMBER 31, 2004

SMITH BARNEY SMALL CAP GROWTH FUND

Schedule of Investments (unaudited)	December 31, 2004

SHARES	SECURITY	VALUE
COMMON STOCK - 100.0%
CONSUMER DISCRETIONARY - 12.1%
Hotels, Restaurants and Leisure - 5.0%
126,000	Applebee’s International, Inc.	$3,332,700
79,200	Shuffle Master, Inc. (a)	3,730,320
116,400	Station Casinos, Inc.	6,364,752
144,000	WMS Industries Inc. (a)	4,829,760

		18,257,532

Household Durables - 0.6%
35,100	Standard Pacific Corp.	2,251,314

Media - 1.7%
92,400	Getty Images, Inc. (a)	6,361,740

Specialty Retail - 3.2%
96,350	Chico’s FAS, Inc.(a)	4,386,816
97,200	Dick’s Sporting Goods, Inc. (a)	3,416,580
78,400	Guitar Center, Inc. (a)	4,130,896

		11,934,292

Textiles and Apparel - 1.6%
68,500	Columbia Sportswear Co. (a)	4,083,285
94,000	DHB Industries, Inc. (a)	1,789,760

		5,873,045

	TOTAL CONSUMER DISCRETIONARY	44,677,923

ENERGY - 5.1%
Energy Equipment and Services - 2.6%
63,900	Cal Dive International, Inc. (a)	2,603,925
108,600	FMC Technologies, Inc. (a)	3,496,920
132,500	Rowan Cos., Inc. (a)	3,431,750

		9,532,595

Oil and Gas - 2.5%
15,000	Bill Barret Corp. (a)	479,850
153,800	Comstock Resources, Inc. (a)	3,391,290
56,600	Ultra Petroleum Corp. (a)	2,724,158
82,100	Whiting Petroleum Corp. (a)	2,483,525

		9,078,823

	TOTAL ENERGY	18,611,418

EXCHANGE TRADED FUNDS - 2.1%
48,000	iShares NASDAQ Biotechnology Index Fund (a)	3,619,200
59,100	Internet HOLDRs Trust	4,212,057

	TOTAL EXCHANGE TRADED FUNDS	7,831,257

FINANCIALS - 13.3%
Banks - 5.3%
191,700	BankAtlantic Bancorp, Inc., Class A Shares	3,814,830
142,300	BankUnited Financial Corp., Class A Shares (a)	4,546,485
91,300	East West Bancorp, Inc.	3,830,948

See Notes to Schedule of Investments.

SMITH BARNEY SMALL CAP GROWTH FUND

Schedule of Investments (unaudited) (continued)	December 31, 2004

SHARES	SECURITY	VALUE
Banks - 5.3% (continued)
55,000	Main Street Banks, Inc.	$1,921,150
2,400	PrivateBancorp, Inc.	77,352
62,200	Westamerica Bancorp.	3,626,882
30,000	Wintrust Financial Corp.	1,708,800

		19,526,447

Diversified Financials - 6.0%
86,100	Affiliated Managers Group (a)	5,832,414
117,525	Doral Financial Corp.	5,788,106
78,400	The First Marblehead Corp. (a)	4,410,000
150,000	Jackson Hewitt Tax Service Inc.	3,787,500
47,600	Piper Jaffray Cos. (a)	2,282,420

		22,100,440

Insurance - 1.5%
47,500	Direct General Corp.	1,524,750
45,100	Everest Re Group, Ltd.	4,039,156

		5,563,906

Real Estate - 0.5%
93,600	Bluegreen Corp. (a)	1,856,088

	TOTAL FINANCIALS	49,046,881

HEALTHCARE - 17.1%
Biotechnology - 3.9%
84,300	CV Therapeutics, Inc. (a)	1,938,900
135,600	Gen-Probe Inc. (a)	6,130,476
86,600	Serologicals Corp. (a)	1,915,592
97,600	Telik, Inc. (a)	1,868,064
95,000	Transkaryotic Therapies, Inc. (a)	2,412,050

		14,265,082

Healthcare Equipment and Supplies - 2.2%
63,000	Dade Behring Holdings Inc. (a)	3,528,000
113,300	Kyphon Inc. (a)	2,918,608
36,500	ResMed, Inc. (a)	1,865,150

		8,311,758

Healthcare Providers and Services - 5.9%
78,000	Amedisys, Inc. (a)	2,526,420
120,000	Centene Corp. (a)	3,402,000
90,300	Psychiatric Solutions, Inc. (a)	3,301,368
127,900	Sierra Health Services, Inc. (a)	7,048,569
180,000	VCA Antech, Inc. (a)	3,528,000
57,100	WellCare Health Plans, Inc. (a)	1,855,750

		21,662,107

Pharmaceuticals - 5.1%
61,800	Eyetech Pharmaceuticals Inc. (a)	2,811,900
123,600	Medicis Pharmaceutical Corp., Class A Shares	4,339,596

See Notes to Schedule of Investments.

SMITH BARNEY SMALL CAP GROWTH FUND

Schedule of Investments (unaudited) (continued)	December 31, 2004

SHARES	SECURITY	VALUE
Pharmaceuticals - 5.1% (continued)
128,800	MGI PHARMA, Inc. (a)	$3,607,688
171,700	Nektar Therapeutics (a)	3,475,208
92,400	NitroMed, Inc. (a)	2,462,460
64,000	Taro Pharmaceutical Industries Ltd. (a)	2,177,920

		18,874,772

	TOTAL HEALTHCARE	63,113,719

INDUSTRIALS - 16.7%
Airlines - 0.4%
141,600	AirTran Holdings, Inc. (a)	1,515,120

Commercial Services - 7.6%
133,900	Alliance Data Systems Corp. (a)	6,357,572
80,700	The Corporate Executive Board Co.	5,402,058
182,300	CSG Systems International, Inc. (a)	3,409,010
158,800	DiamondCluster International, Inc. (a)	2,275,604
182,100	Labor Ready, Inc. (a)	3,081,132
132,400	Mobile Mini, Inc. (a)	4,374,496
59,100	Resources Connection, Inc. (a)	3,209,721

		28,109,593

Machinery - 4.5%
83,100	Actuant Corp., Class A Shares (a)	4,333,665
92,900	Ceradyne Inc. (a)	5,314,809
159,500	Joy Global Inc.	6,927,085

		16,575,559

Road and Rail - 2.7%
85,800	Landstar System, Inc. (a)	6,318,312
99,800	Old Dominion Freight Line, Inc. (a)	3,473,040

		9,791,352

Trading Companies and Distributors - 1.5%
152,100	MSC Industrial Direct Co., Class A Shares	5,472,558

	TOTAL INDUSTRIALS	61,464,182

INFORMATION TECHNOLOGY - 26.4%
Communications Equipment - 2.1%
79,300	F5 Networks, Inc. (a)	3,863,496
215,700	FalconStor Software, Inc. (a)	2,064,249
271,800	McDATA Corp., Class A Shares (a)	1,619,928

		7,547,673

Computers and Peripherals - 2.0%
71,000	Avid Technology, Inc. (a)	4,384,250
70,000	Novatel Wireless, Inc. (a)	1,356,600
52,700	Synaptics Inc. (a)	1,611,566

		7,352,416

Electronic Equipment and Instruments - 2.6%
72,250	Benchmark Electronics, Inc. (a)	2,463,725

See Notes to Schedule of Investments.

SMITH BARNEY SMALL CAP GROWTH FUND

Schedule of Investments (unaudited) (continued)	December 31, 2004

SHARES	SECURITY	VALUE
Electronic Equipment and Instruments - 2.6% (continued)
29,500	FLIR Systems, Inc. (a)	$1,881,805
30,300	Scansource Inc. (a)	1,883,448
99,200	Trimble Navigation Ltd. (a)	3,277,568

		9,506,546

Internet Software and Services - 5.5%
95,200	Altiris, Inc. (a)	3,372,936
287,900	CNET Networks, Inc. (a)	3,233,117
72,000	InfoSpace, Inc. (a)	3,423,600
53,700	j2 Global Communications, Inc. (a)	1,852,650
241,400	NETGEAR, Inc. (a)	4,391,066
180,000	S1 Corp. (a)	1,630,800
179,800	ValueClick Inc. (a)	2,396,734

		20,300,903

IT Consulting and Services - 0.4%
87,500	MarketAxess Holdings Inc. (a)	1,488,375

Semiconductor Equipment and Products - 7.2%
176,100	Brooks Automation, Inc. (a)	3,032,442
185,500	Mattson Technology, Inc. (a)	2,088,730
218,400	Microsemi Corp. (a)	3,791,424
280,700	Microtune, Inc. (a)	1,715,077
437,200	MPS Group, Inc. (a)	5,360,072
418,700	ON Semiconductor Corp. (a)	1,900,898
233,500	Pixelworks, Inc. (a)	2,647,890
58,100	SigmaTel Inc. (a)	2,064,293
119,200	Silicon Image, Inc. (a)	1,962,032
51,100	Tessera Technologies, Inc. (a)	1,901,431

		26,464,289

Software - 6.6%
152,200	Borland Software Corp. (a)	1,777,696
171,800	Epicor Software Corp. (a)	2,420,662
84,300	Hyperion Solutions Corp. (a)	3,930,066
219,400	Informatica Corp. (a)	1,781,528
115,400	Internet Security Systems, Inc. (a)	2,683,050
57,200	Mercury Interactive Corp. (a)	2,605,460
251,000	Quest Software, Inc. (a)	4,003,450
73,900	SS&C Technologies, Inc.	1,526,035
271,800	TIBCO Software Inc. (a)	3,625,812

		24,353,759

	TOTAL INFORMATION TECHNOLOGY	97,013,961

MATERIALS - 5.9%
Chemicals - 1.6%
31,300	Georgia Gulf Corp.	1,558,740
193,300	PolyOne Corp. (a)	1,751,298

See Notes to Schedule of Investments.

SMITH BARNEY SMALL CAP GROWTH FUND

Schedule of Investments (unaudited) (continued)	December 31, 2004

SHARES	SECURITY	VALUE
Chemicals - 1.6% (continued)
150,000	UAP Holding Corp. (a)	$2,590,500

		5,900,538

Containers and Packaging - 1.3%
109,100	Jarden Corp. (a)	4,739,304

Metals and Mining - 3.0%
199,600	AK Steel Holding Corp. (a)	2,888,212
165,000	Compass Minerals International, Inc.	3,997,950
38,800	Foundation Coal Holdings, Inc. (a)	894,728
89,300	Steel Dynamics, Inc.	3,382,684

		11,163,574

	TOTAL MATERIALS	21,803,416

TELECOMMUNICATION SERVICES - 1.3%
Wireless Telecommunication Services - 1.3%
207,800	Alamosa Holdings, Inc. (a)	2,591,266
300,000	UbiquiTel Inc. (a)	2,136,000

	TOTAL TELECOMMUNICATION SERVICES	4,727,266

	TOTAL COMMON STOCK
	(Cost - $261,342,757)	368,290,023

FACE AMOUNT
REPURCHASE AGREEMENT - 0.3%
$986,000	Goldman, Sachs & Co. dated 12/31/04, 2.240% due 1/3/05; Proceeds at maturity - $986,184; (Fully collateralized by U.S. Treasury Obligations, 0.000% to 13.875% due 2/15/05 to 4/15/32; Market value - $1,005,721) (Cost - $986,000)	986,000

	TOTAL INVESTMENTS - 100.3% (Cost - $262,328,757*)	369,276,023
	Liabilities in Excess of Other Assets - (0.3)%	(956,369)

	TOTAL NET ASSETS - 100.0%	$368,319,654

(a)	Non-income producing security.

*	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

HOLDRs - Holding Company Depositary Receipts

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Smith Barney Small Cap Growth Fund (“Fund”), a separate diversified investment fund of Smith Barney Investment Funds Inc. (“Company”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities traded on national securities markets are valued at the closing prices on such markets. Securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price. Securities traded in the over-the-counter market and listed securities for which no sales prices were reported are valued at the mean between the closing bid and asked prices. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At December 31, 2004, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$109,508,595
Gross unrealized depreciation	(2,561,329)

Net unrealized appreciation	$106,947,266

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Investment Funds Inc.

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	February 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	February 25, 2005

By:	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	February 25, 2005